FAIR VALUE MEASUREMENTS - Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($)			12 Months Ended
	Jun. 27, 2019	Mar. 16, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			$ 3,862,100,000	$ 3,961,000,000
Liabilities			(1,443,300,000)	(1,168,400,000)
Borrowing costs capitalised			23,000,000	28,100,000
Unamortized Deferred Transactions Costs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowing costs capitalised			4,100,000	5,000,000
7.0% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowing costs capitalised		$ 6,400,000
7.0% Senior Notes | Unamortized Deferred Transactions Costs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Deferred transaction costs			4,100,000	5,000,000
Caterpillar Finance Corporation Equipment Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest rate	5.23%
Borrowing costs capitalised	$ 300,000
Caterpillar Finance Corporation Equipment Loan | Unamortized Deferred Transactions Costs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowing costs capitalised				0
Deferred transaction costs			$ 300,000	0
Fixed interest rate | 7.0% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest rate		7.00%	7.00%
Carrying Amount
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			$ 899,800,000	775,100,000
Liabilities			(423,000,000)	(410,600,000)
Carrying Amount | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities				(5,300,000)
Carrying Amount | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(2,300,000)	(5,300,000)
Carrying Amount | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities				(400,000,000)
Carrying Amount | Long-term debt | 7.0% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(400,000,000)
Carrying Amount | Long-term debt | Caterpillar Finance Corporation Equipment Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(20,700,000)
Carrying Amount | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			830,600,000	615,100,000
Carrying Amount | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			6,100,000	119,000,000
Carrying Amount | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			28,100,000	23,900,000
Carrying Amount | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			17,900,000	15,300,000
Carrying Amount | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets				1,000,000
Carrying Amount | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			1,400,000
Carrying Amount | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			3,700,000	100,000
Carrying Amount | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			12,000,000	700,000
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			899,800,000	775,100,000
Liabilities			(439,900,000)	(391,800,000)
Recurring fair value measurement | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities				(5,300,000)
Recurring fair value measurement | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(2,300,000)	(5,300,000)
Recurring fair value measurement | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities				(381,200,000)
Recurring fair value measurement | Long-term debt | 7.0% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(416,800,000)	(381,200,000)
Recurring fair value measurement | Long-term debt | Caterpillar Finance Corporation Equipment Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(20,800,000)	0
Recurring fair value measurement | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			830,600,000	615,100,000
Recurring fair value measurement | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			6,100,000	119,000,000
Recurring fair value measurement | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			28,100,000	23,900,000
Recurring fair value measurement | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			17,900,000	15,300,000
Recurring fair value measurement | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets				1,000,000
Recurring fair value measurement | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			1,400,000
Recurring fair value measurement | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			3,700,000	100,000
Recurring fair value measurement | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			12,000,000	700,000
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			872,200,000	765,900,000
Liabilities			(416,800,000)	(381,200,000)
Recurring fair value measurement | Level 1 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities				0
Recurring fair value measurement | Level 1 | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0	0
Recurring fair value measurement | Level 1 | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities				(381,200,000)
Recurring fair value measurement | Level 1 | Long-term debt | 7.0% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(416,800,000)
Recurring fair value measurement | Level 1 | Long-term debt | Caterpillar Finance Corporation Equipment Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0
Recurring fair value measurement | Level 1 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			830,600,000	615,100,000
Recurring fair value measurement | Level 1 | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			6,100,000	119,000,000
Recurring fair value measurement | Level 1 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			28,100,000	23,900,000
Recurring fair value measurement | Level 1 | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			7,400,000	6,900,000
Recurring fair value measurement | Level 1 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets				1,000,000
Recurring fair value measurement | Level 1 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0
Recurring fair value measurement | Level 1 | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 1 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			21,600,000	3,200,000
Liabilities			(23,100,000)	(10,600,000)
Recurring fair value measurement | Level 2 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities				(5,300,000)
Recurring fair value measurement | Level 2 | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(2,300,000)	(5,300,000)
Recurring fair value measurement | Level 2 | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities				0
Recurring fair value measurement | Level 2 | Long-term debt | 7.0% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0
Recurring fair value measurement | Level 2 | Long-term debt | Caterpillar Finance Corporation Equipment Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(20,800,000)
Recurring fair value measurement | Level 2 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 2 | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 2 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 2 | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			4,500,000	2,400,000
Recurring fair value measurement | Level 2 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets				0
Recurring fair value measurement | Level 2 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			1,400,000
Recurring fair value measurement | Level 2 | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			3,700,000	100,000
Recurring fair value measurement | Level 2 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			12,000,000	700,000
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			6,000,000	6,000,000
Liabilities			0	0
Recurring fair value measurement | Level 3 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities				0
Recurring fair value measurement | Level 3 | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0	0
Recurring fair value measurement | Level 3 | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities				0
Recurring fair value measurement | Level 3 | Long-term debt | 7.0% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0
Recurring fair value measurement | Level 3 | Long-term debt | Caterpillar Finance Corporation Equipment Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0
Recurring fair value measurement | Level 3 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 3 | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 3 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 3 | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			6,000,000	6,000,000	$ 6,000,000
Recurring fair value measurement | Level 3 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets				0
Recurring fair value measurement | Level 3 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0
Recurring fair value measurement | Level 3 | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 3 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			$ 0	$ 0